Label	Element	Value
Optimum International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Optimum International Fund (the "Fund")
Supplement [Text Block]	oft_SupplementTextBlock
OPTIMUM FUND TRUST

Optimum International Fund
(the "Fund")

Supplement to the Fund's Prospectus
dated July 29, 2014

The Board of Trustees of the Fund has approved the appointment of Acadian Asset Management LLC (“Acadian”) as a sub-advisor to the Fund. It is currently anticipated that Acadian will replace BlackRock Advisors, LLC (“BlackRock”) as a sub-advisor to the Fund in mid-January 2015.

On or about January 14, 2015, in connection with Acadian's appointment as a sub-advisor, the following will replace the information in the sections of the Fund's prospectus entitled "Fund summary: Optimum International Fund - What are the Fund's principal investment strategies?" and "Fund summary: Optimum International Fund – Who manages the Fund? – Sub-advisors”:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-U.S. securities. The Fund considers non-U.S. securities to include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that have 50% or more of their assets outside the U.S.; (iv) that are linked to non-U.S. dollar currencies; or (v) that are organized under the laws of, or with principal offices in, a country other than the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisors believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected EARNEST Partners LLC (EARNEST) and Acadian Asset Management LLC (Acadian) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor's own investment style and strategy.

In managing its portion of the Fund's assets, EARNEST normally employs a fundamental, bottom-up investment process. The first step in EARNEST's investment process is to screen the relevant universe to identify stocks that it believes are likely to outperform based on their financial characteristics and the current environment. Using an approach called Return Pattern Recognition, EARNEST seeks to identify the financial and market characteristics that have been in place when an individual company has produced outstanding performance. These characteristics include valuation measures, market trends, operating trends, growth measures, and profitability measures. EARNEST screens companies and selects for an in-depth fundamental review those exhibiting the set of characteristics that it believes indicate outperformance. The screening process allows EARNEST to review the relevant universe of companies and focus on those it considers the best prospects.

In managing its portion of the Fund's assets, Acadian utilizes a disciplined quantitative strategy to actively invest in non-U.S. developed and emerging markets equity strategies. All stocks in the non-U.S. equity universe are evaluated across multiple quantitative factors. Acadian's quantitative investment process builds portfolios from the bottom up, using proprietary valuation models that measure approximately 20 stock factors, focusing on those that have proven most effective in predicting returns. The result is a rating of all securities in the Acadian database in terms of each stock's expected return. A portfolio optimization program is used to balance the expected return on the stocks with factors such as company, country, or industry weightings of the Fund's benchmark index; desired level of risk; estimated transaction costs; available liquidity; and other requirements.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-U.S. securities.
Supplement Closing [Text Block]	oft_SupplementClosingTextBlock
Who manages the Fund? – Sub-advisors

EARNEST Partners LLC

Portfolio Manager	Title with EARNEST	Start date on the Fund
Paul E. Viera	Chief Executive Officer and Partner	October 2013

Acadian Asset Management LLC

Portfolio Managers	Title with Acadian	Start date on the Fund
John R. Chisholm, CFA	Executive Vice President and Chief Investment Officer	January 2015
Brendan O. Bradley, Ph.D.	Senior Vice President and Director, Portfolio Management	January 2015

In addition, on or about January 14, 2015, the following will replace the information in the section of the Fund's prospectus entitled, "Who manages the Funds – Sub-advisors and portfolio managers – Optimum International Fund":

EARNEST Partners LLC (EARNEST) is located at 1180 Peachtree Street NE, Suite 2300 Atlanta, GA 30309. EARNEST is an investment management firm. The firm managed approximately $25 billion in assets as of March 31, 2014. EARNEST has held its Fund responsibilities since October 2013.

Paul E. Viera is Chief Executive Officer and Partner of EARNEST and has primary responsibility for the day-to-day management of EARNEST's share of the Fund. Prior to founding EARNEST in 1998, he was a partner and senior member of the investment team at Invesco from 1991 to 1998. Prior to Invesco, Mr. Viera was a Vice President with Bankers Trust between 1985 and 1991. Mr. Viera has held his Fund responsibilities since October 2013.

Acadian Asset Management LLC, located at 260 Franklin Street, Boston, MA 02110, is a subsidiary of Old Mutual Asset Managers (US) LLC (OMAM US), which is an indirectly wholly owned subsidiary of Old Mutual plc, a London-based financial services firm. Acadian has been managing assets since 1987. As of March 31, 2014, Acadian managed approximately $66 billion in assets.

John R. Chisholm, CFA, is Chief Investment Officer of Acadian and oversees Acadian's investment process and investment team. He continues to actively manage Acadian portfolios and direct research to enhance Acadian's approach, as he has since he joined the firm in 1987. Earlier in his career, Mr. Chisholm served as systems engineer at Draper Laboratories and as an analyst for the International Asset Management Department at the State Street Bank and Trust Company (now SSgA). Mr. Chisholm earned a B.S. in Engineering from MIT and an M.S., Management, from MIT.

Brendan O. Bradley, Ph.D., is Director of Portfolio Management at Acadian. Mr. Bradley joined the company in September 2004 as a senior member of the Research and Portfolio Management Team. In 2010, he was appointed Director of Managed Volatility Strategies, and in 2013 became Director, Portfolio Management, overseeing portfolio management policy. Prior to Acadian, Mr. Bradley was a vice president at Upstream Technologies, where he designed and implemented investment management systems and strategies. His professional background also includes work as a research analyst and consultant at Samuelson Portfolio Strategies. He earned a B.A. in Physics from Boston College and a Ph.D. in Applied Mathematics from Boston University.

Investments in Optimum International Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this supplement for future reference.

This Supplement is dated December 22, 2014.